June 26, 2025

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

    Re:    Diamond Hill Funds (the “Registrant”), File Nos. 333-22075 and 811-08061

Dear Sir/Madam:

On behalf of the Registrant, a registered investment company (the “Trust”), we hereby submit, via electronic filing, a combined prospectus/information statement under the Securities Act of 1933, as amended, on Form N-14. The combined prospectus/information statement is filed in connection with the planned conversion of the Diamond Hill Large Cap Concentrated Fund (the “Target Fund”), an existing series of the Trust, into an exchange-traded fund by reorganizing the Target Fund into the newly created series of the Trust, the Diamond Hill Large Cap Concentrated ETF.
If you have any questions, please contact the undersigned at (614) 469-3297.

Very truly yours,

/s/ Michael V. Wible

Michael V. Wible

Michael.Wible@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3297